Interest-bearing loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Interest-bearing loans and borrowings
Schedule of interest bearing loans and borrowings

		Repayment	2024	2023	2022
		dates	$m	$m	$m
Current liabilities
Bank overdrafts		On demand	59	203	183
Other short-term borrowings excluding overdrafts			90	97	78
Collateral received from derivative counterparties			181	215	89
Lease liabilities			339	271	228
0.3% Callable bond	US dollars	2023	–	–	1,399
2023 Floating bank loan	US dollars	2023	–	–	2,000
Floating rate notes	US dollars	2023	–	–	400
3.5% Callable bond	US dollars	2023	–	–	849
7% Guaranteed debentures	US dollars	2023	–	–	294
0.75% Callable bond	euros	2024	–	995	–
0.7% Callable bond	US dollars	2024	–	1,600	–
2024 Floating rate bank loans	US dollars	2024	–	2,000	–
3.375% Callable bond	US dollars	2025	1,997	–	–
Other loans		Within one year	10	19	22
Total			2,676	5,400	5,542
Non-current liabilities
Lease liabilities			1,113	857	725
0.75% Callable bond	euros	2024	–	–	957
0.7% Callable bond	US dollars	2024	–	–	1,598
2024 Floating bank loans	US dollars	2024	–	–	1,998
3.375% Callable bond	US dollars	2025	–	1,994	1,992
0.7% Callable bond	US dollars	2026	1,198	1,196	1,195
1.2% Callable bond	US dollars	2026	1,249	1,248	1,246
4.8% Callable bond	US dollars	2027	1,247	–	–
3.625% Callable bond	euros	2027	780	829	–
3.125% Callable bond	US dollars	2027	748	747	746
4.875% Callable bond	US dollars	2028	1,096	1,095	–
1.25% Callable bond	euros	2028	829	879	845
1.75% Callable bond	US dollars	2028	1,247	1,246	1,245
4% Callable bond	US dollars	2029	996	995	995
4.85% Callable bond	US dollars	2029	1,246	–	–
0.375% Callable bond	euros	2029	829	881	846
4.9% Callable bond	US dollars	2030	646	645	–
3.121% Callable bond	euros	2030	682	–	–
1.375% Callable bond	US dollars	2030	1,295	1,294	1,293
4.9% Callable bond	US dollars	2031	994	–	–
2.25% Callable bond	US dollars	2031	747	747	747
5.75% Non-callable bond	pound sterling	2031	438	444	420
3.75% Callable bond	euros	2032	778	827	–
4.875% Callable bond	US dollars	2033	497	497	–
3.278% Callable bond	euros	2033	786	–	–
5% Callable bond	US dollars	2034	1,489	–	–
6.45% Callable bond	US dollars	2037	2,727	2,725	2,724
4% Callable bond	US dollars	2042	989	989	988
4.375% Callable bond	US dollars	2045	982	981	981
4.375% Callable bond	US dollars	2048	738	738	737
2.125% Callable bond	US dollars	2050	487	487	487
3% Callable bond	US dollars	2051	735	735	735
Other loans	US dollars		31	146	190
Total			27,619	23,222	23,690
Total interest-bearing loans and borrowings[1]			30,295	28,622	29,232

1	All loans and borrowings above are unsecured. In previous years, there were current (2023: $nil; 2022: $22m) and non-current (2023: $nil; 2022: $181m) secured loans, both included within Other loans.

Schedule of reconciliation of interest bearing loans and borrowings

	Total	Total	Total
	loans and	loans and	loans and
	borrowings	borrowings	borrowings
	2024	2023	2022
	$m	$m	$m
At 1 January	28,622	29,232	30,781
Changes from financing cash flows
Issue of loans and borrowings	6,492	3,816	–
Repayment of loans and borrowings	(4,652)	(4,942)	(1,271)
Movement in short-term borrowings	(31)	161	74
Repayment of obligations under leases	(316)	(268)	(244)
Total changes in cash flows arising on financing activities from borrowings	1,493	(1,233)	(1,441)
Movement in overdrafts	(144)	20	(85)
New lease liabilities	710	444	253
Additions through business combinations	12	–	5
Exchange	(361)	187	(287)
Other movements	(37)	(28)	6
At 31 December	30,295	28,622	29,232

Schedule of comparison of carrying values and fair values of interest-bearing loans and borrowings

	Instruments		Instruments		Instruments			Total
	designated		designated in		designated in		Amortised	carrying	Fair
	at fair value	[1]	cash flow hedge	[2]	fair value hedge	[3]	cost	value	value
	$m		$m		$m		$m	$m	$m
2022
Overdrafts	–		–		–		183	183	183
Lease liabilities due within one year	–		–		–		228	228	228
Lease liabilities due after more than one year	–		–		–		725	725	725
Loans and borrowings due within one year	294		–		–		4,837	5,131	5,105
Loans and borrowings due after more than one year	–		1,802		–		21,163	22,965	21,657
Total at 31 December 2022	294		1,802		–		27,136	29,232	27,898
2023
Overdrafts	–		–		–		203	203	203
Lease liabilities due within one year	–		–		–		271	271	271
Lease liabilities due after more than one year	–		–		–		857	857	857
Loans and borrowings due within one year	–		995		–		3,931	4,926	4,887
Loans and borrowings due after more than one year	–		2,535		–		19,830	22,365	21,769
Total at 31 December 2023	–		3,530		–		25,092	28,622	27,987
2024
Overdrafts	–		–		–		59	59	59
Lease liabilities due within one year	–		–		–		339	339	339
Lease liabilities due after more than one year	–		–		–		1,113	1,113	1,113
Loans and borrowings due within one year	–		–		–		2,278	2,278	2,263
Loans and borrowings due after more than one year	–		2,387		1,468		22,651	26,506	25,405
Total at 31 December 2024³	–		2,387		1,468		26,440	30,295	29,179

1	Instruments designated at FVPL include the US dollar 7% guaranteed debentures which matured on 15 November 2023.
2Instruments designated in cash flow hedges are our euro 900m 0.75% 2024 Callable bond which matured in 2024, our euro 750m 3.625% 2027 Callable bond, our euro 800m 1.25% 2028 Callable bond, and our euro 750m 3.75% 2032 Callable bond.
3Instruments designated in fair value hedges are our euro 650m 3.121% 2030 Callable bond, and our euro 750m 3.278% 2033 Callable bond.

Schedule of interest rates used to discount future cash flows for fair value adjustments

			2024			2023				2022
Loans and borrowings	2.0%	to	2.9%	n/a	to	n/a	[1]	4.3%	to	4.9%

1	All bonds designated as FVPL in 2023 matured prior to the reporting date.